UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                  AllianceBernstein Small Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


PORTFOLIO OF INVESTMENTS
October 31, 2004  (unaudited)

Company                                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------------------
COMMON STOCKS-99.2%
Technology-25.7%
Computer Hardware/Storage-1.5%
Avocent Corp.(a)                                                  159,200   $   5,667,520
                                                                            -------------

Computer Services-4.3%
Alliance Data Systems Corp.(a)                                    128,100       5,416,068
Anteon International Corp.(a)                                      73,770       2,899,161
Cogent, Inc.(a)*                                                  108,900       2,083,693
Kanbay International, Inc.(a)                                       1,100          26,279
Ness Technologies, Inc. (Israel)(a)*                              340,000       4,494,800
Sapient Corp.(a)                                                  186,000       1,497,300
                                                                            -------------
                                                                               16,417,301
                                                                            -------------

Contract Manufacturing-0.4%
Semtech Corp.(a)                                                   74,000       1,545,120
                                                                            -------------

Internet Infrastructure-4.1%
Digitas, Inc.(a)                                                  551,338       4,962,042
RightNow Technologies, Inc.(a)                                    178,000       2,947,680
SupportSoft, Inc.(a)                                              747,800       3,791,346
Websense, Inc.(a)                                                 106,400       4,316,648
                                                                            -------------
                                                                               16,017,716
                                                                            -------------

Semi-Conductor Capital Equipment-1.1%
FormFactor, Inc.(a)                                               181,600       4,258,520
                                                                            -------------

Semi-Conductor Components-0.8%
Microsemi Corp.(a)*                                               205,300       3,190,362
                                                                            -------------

Software-3.8%
Macromedia, Inc.(a)                                               137,400       3,729,036
MicroStrategy, Inc. Cl.A(a)                                        61,400       3,682,772
PalmSource, Inc.(a)*                                               87,300       1,957,266
Quest Software, Inc.(a)                                           373,300       5,476,311
                                                                            -------------
                                                                               14,845,385
                                                                            -------------

Steel-1.0%
Allegheny Technologies, Inc.                                      232,440       3,907,316
                                                                            -------------

Miscellaneous-8.7%
02Micro International, Ltd.(a)                                    244,000       2,967,040
Amphenol Corp. Cl.A(a)*                                           125,580       4,311,161
Exar Corp.(a)                                                     177,000       2,658,540
Kronos, Inc.(a)*                                                   80,800       3,963,240
MICROS Systems, Inc.(a)                                           126,200       7,460,944
Power-One, Inc.(a)*                                               373,700       2,623,374
Tektronix, Inc.                                                    86,830       2,633,554
TNS, Inc.(a)*                                                     150,900       2,951,604
TTM Technologies, Inc.(a)*                                        421,600       3,948,284
                                                                            -------------
                                                                               33,517,741
                                                                            -------------
                                                                               99,366,981
                                                                            -------------

Company                                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------------------
Consumer Services-24.8%
Advertising-0.9%
StarTek, Inc.                                                     132,500   $   3,663,625
                                                                            -------------

Apparel-1.1%
Carter's, Inc.(a)                                                 136,500       4,294,290
                                                                            -------------

Broadcasting & Cable-2.2%
Cumulus Media, Inc. Cl.A(a)                                       295,718       4,805,417
Entravision Communications Corp. Cl.A(a)                          469,800       3,781,890
                                                                            -------------
                                                                                8,587,307
                                                                            -------------

Entertainment & Leisure-1.1%
Activision, Inc.(a)                                               283,900       4,110,872
                                                                            -------------

Gaming-1.4%
Station Casinos, Inc.                                             103,200       5,258,040
                                                                            -------------

Retail - General Merchandise-3.3%
Cost Plus, Inc.(a)                                                 56,800       1,834,640
Dick's Sporting Goods, Inc.(a)*                                   147,860       5,322,960
Hibbett Sporting Goods, Inc.(a)                                    47,350       1,058,746
Tuesday Morning Corp.(a)*                                         134,300       4,383,552
                                                                            -------------
                                                                               12,599,898
                                                                            -------------

Toys-0.2%
Build-A-Bear-Workshop, Inc.(a)                                     39,700         969,077
                                                                            -------------

Miscellaneous-14.6%
Bright Horizons Family Solutions, Inc.(a)*                         77,200       4,886,760
Charles River Associates, Inc.(a)                                  98,200       3,945,676
Dycom Industries, Inc.(a)*                                        216,000       7,052,400
Huron Consulting Group, Inc.(a)*                                  112,000       2,184,000
Insight Enterprises, Inc.(a)                                      396,600       7,358,913
Laureate Education, Inc.(a)*                                      144,508       5,667,604
Life Time Fitness, Inc.(a)                                        165,500       3,856,150
MSC Industrial Direct Co., Inc. Cl.A*                             139,200       4,752,288
Resources Connection, Inc.(a)*                                    146,900       6,166,862
ScanSource, Inc.(a)*                                               97,360       6,029,505
Strayer Education, Inc.*                                           44,000       4,269,760
                                                                            -------------
                                                                               56,169,918
                                                                            -------------
                                                                               95,653,027
                                                                            -------------

Health Care-17.6%
Biotechnology-6.8%
MGI Pharma, Inc.(a)*                                              199,400       5,317,998
NeoPharm, Inc.(a)*                                                263,000       1,910,695
Protein Design Labs, Inc.(a)                                      182,500       3,494,875
Seattle Genetics, Inc.(a)                                         333,100       2,018,586
Serologicals Corp.(a)*                                            144,300       3,412,695
SFBC International, Inc.(a)*                                      156,100       4,341,141
Techne Corp.(a)                                                   100,600       3,623,612
Telik, Inc.(a)                                                    121,900       2,249,055
                                                                            -------------
                                                                               26,368,657
                                                                            -------------

Company                                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------------------
Drugs-3.6%
Connetics Corp.(a)*                                               110,000   $   2,956,800
Impax Laboratories, Inc.(a)*                                      191,900       2,832,444
Indevus Pharmaceuticals, Inc.(a)*                                 479,100       3,207,575
Martek Biosciences Corp.(a)                                       102,400       4,818,534
                                                                            -------------
                                                                               13,815,353
                                                                            -------------

Medical Products-5.0%
Abaxis, Inc.(a)*                                                  297,500       3,845,188
Advanced Medical Optics, Inc.(a)                                   60,800       2,377,280
Angiotech Pharmaceuticals, Inc. (Canada)(a)                       231,100       4,224,508
Animas Corp.(a)                                                   144,800       2,066,296
INAMED Corp.(a)                                                    63,181       3,358,070
OraSure Technologies, Inc.(a)                                     286,463       1,933,625
Vnus Medical Technologies(a)                                      109,800       1,650,294
                                                                            -------------
                                                                               19,455,261
                                                                            -------------

Medical Services-2.2%
LabOne, Inc.(a)*                                                  145,300       4,359,000
Stericycle, Inc.(a)                                                90,600       4,106,898
                                                                            -------------
                                                                                8,465,898
                                                                            -------------
                                                                               68,105,169
                                                                            -------------

Finance-8.5%
Banking - Money Centers-1.4%
UCBH Holdings, Inc.                                                50,700       2,184,663
Wintrust Financial Corp.*                                          58,100       3,311,700
                                                                            -------------
                                                                                5,496,363
                                                                            -------------

Banking - Regional-1.7%
Oriental Financial Group, Inc. (Puerto Rico)                      109,600       3,104,968
R&G Financial Corp. Cl.B                                           86,950       3,271,059
                                                                            -------------
                                                                                6,376,027
                                                                            -------------

Brokerage & Money Management-2.3%
Affiliated Managers Group, Inc.(a)*                                52,400       2,926,016
Greenhill & Co., Inc.                                              68,300       1,536,067
Southwest Bancorporation of Texas, Inc.                           189,200       4,434,848
                                                                            -------------
                                                                                8,896,931
                                                                            -------------

Insurance-1.6%
Primus Guaranty, Ltd. (Bermuda)(a)*                               237,800       3,127,070
Triad Guaranty, Inc.(a)                                            53,900       2,938,089
                                                                            -------------
                                                                                6,065,159
                                                                            -------------

Miscellaneous-1.5%
Archipelago Holdings, Inc.(a)                                     116,000       1,980,120
Investors Financial Services Corp.*                               102,800       3,956,772
                                                                            -------------
                                                                                5,936,892
                                                                            -------------
                                                                               32,771,372
                                                                            -------------


Company                                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------------------
Energy-7.4%
Oil Service-6.4%
Cimarex Energy Co.(a)                                              65,600   $   2,353,728
Core Laboratories N.V. (Netherlands)(a)                           134,300       3,330,640
FMC Technologies, Inc.(a)                                         143,300       4,331,959
Helmerich & Payne, Inc.*                                          136,700       3,902,785
Meridian Resource Corp.(a)*                                       249,200       2,006,060
Range Resources Corp.                                             242,800       3,811,960
Spinnaker Exploration Co.(a)                                       61,500       1,963,080
W-H Energy Services, Inc.(a)                                      153,800       3,129,830
                                                                            -------------
                                                                               24,830,042
                                                                            -------------

Pipelines-1.0%
Hydril Co.(a)                                                      84,300       3,708,357
                                                                            -------------
                                                                               28,538,399
                                                                            -------------

Capital Goods-7.3%
Electrical Equipment-1.8%
Engineered Support Systems, Inc.*                                  79,700       3,828,788
United Defense Industries, Inc.(a)                                 78,800       3,163,032
                                                                            -------------
                                                                                6,991,820
                                                                            -------------

Machinery-3.3%
Actuant Corp. Cl.A(a)                                             136,100       5,399,087
Bucyrus International, Inc. Cl. A                                  18,500         555,000
Commercial Vehicle Group, Inc.(a)                                 241,700       3,908,289
Oshkosh Truck Corp.*                                               50,500       2,974,450
                                                                            -------------
                                                                               12,836,826
                                                                            -------------

Miscellaneous-2.2%
IDEX Corp.                                                        126,300       4,660,470
Simpson Manufacturing Co., Inc.                                    56,700       3,644,676
                                                                            -------------
                                                                                8,305,146
                                                                            -------------
                                                                               28,133,792
                                                                            -------------

Transportation-4.1%
Air Freight-1.3%
UTI Worldwide, Inc. (British Virgin Islands)                       75,000       4,875,000
                                                                            -------------

Shipping-1.1%
Kirby Corp.(a)                                                    101,400       4,258,800
                                                                            -------------

Trucking-1.1%
Werner Enterprises, Inc.                                          202,200       4,286,640
                                                                            -------------

Miscellaneous-0.6%
Pacer International, Inc.(a)                                      138,900       2,465,475
                                                                            -------------
                                                                               15,885,915
                                                                            -------------

Utilities-1.2%
Electric & Gas Utility-1.2%
GrafTech International Ltd.(a)*                                   483,400       4,476,284
                                                                            -------------

Consumer Manufacturing-1.0%
Building & Related-1.0%
Hughes Supply, Inc.                                               135,400       3,846,714
                                                                            -------------


Company                                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------------------
Consumer Staples-0.8%
Household Products-0.8%
Tempur-Pedic International, Inc.(a)*                              190,000   $   3,085,600
                                                                            -------------

Basic Industry-0.8%
Chemicals-0.8%
Georgia Gulf Corp.                                                 65,000       2,942,550
                                                                            -------------

Total Common Stocks
(cost $311,937,567)                                                           382,805,803
                                                                            -------------

                                                                Shares or
                                                                Principal
                                                                   Amount
                                                                    (000)    U.S. $ Value
SHORT-TERM INVESTMENT-1.9%
Time Deposit-1.9%
State Street Euro Dollar
1.10%, 11/01/04
(cost $7,380,000)                                             $     7,380   $   7,380,000

Total Investments Before Security Lending
Collateral-101.1%
(cost $319,317,567)                                                           390,185,803

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-20.8%
Short-Term Investment
UBS Private Money Market Fund, LLC, 1.70%
(cost $80,335,647)                                             80,335,647      80,335,647

Total Investments-121.9%
(cost $399,653,214)                                                           470,521,450
Other assets less liabilities-(21.9%)                                         (84,668,954)
                                                                            -------------
Net Assets-100%                                                             $ 385,852,496
                                                                            -------------

*     Represents entire or partial securities out on loan.
**    See Note E for securities lending information.
(a)   Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.       DESCRIPTION OF EXHIBIT

        11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small Cap Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: December 28, 2004